Shareholder Report, Holdings (Details) - Capital Group Central Cash Fund - Class M	Oct. 31, 2025
Holdings [Line Items]
Percent of Net Asset Value	100.00%
U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.37%
Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.25%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.51%)